Equity Method Investments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended	60 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity method gains	$ 5,993	$ 6,757	$ 11,296	$ 13,260	$ 25,794
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture						$ 146,500
Difference in the carrying amount and the underlying equity	$ 5,700		5,700		$ 5,800	$ 5,800
Costs amortized			100	100
Equity method gains			$ 11,300	$ 13,300
Economic interest in building and operating marine export terminal	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Unigas International B V [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal		33.33%		33.33%	33.33%	33.33%
Dan Unity COTwo A S [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%